FINANCIAL INSTRUMENTS & RISK - Allowance for Expected Credit Losses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) in financial assets [abstract]
Allowance at January 1	SFr 167.6
Allowance at December 31	150.5	SFr 167.6
Accumulated impairment | Trade receivables
Increase (decrease) in financial assets [abstract]
Allowance at January 1	(31.9)	(30.6)
Provisions for impairment of trade receivables	(19.9)	(30.8)
Write-off of receivables	12.5	29.5
Impact from change in estimate (ECL)	(57.8)	0.0
Allowance at December 31	SFr (97.1)	SFr (31.9)